UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

ALPS Variable Investment Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1 – Schedule of Investments.

Ibbotson Conservative ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.02%
iShares - 25.33%
Core S&P 500® ETF	23,057	$4,571,280
Core S&P® Mid-Cap ETF	5,600	765,744
TIPS Bond ETF	41,814	4,686,095

Total iShares		10,023,119

Other - 73.69%
GreenHaven Continuous Commodity Index Fund(1)	28,020	693,495
PIMCO Enhanced Short Maturity ETF	23,490	2,380,712
SPDR® Barclays High Yield Bond ETF	53,930	2,166,907
Vanguard® FTSE Developed Markets ETF	50,925	2,024,269
Vanguard® Mid-Cap Value ETF	4,600	390,540
Vanguard® Short-Term Bond ETF	146,627	11,740,424
Vanguard® Total Bond Market ETF	119,153	9,762,205

Total Other		29,158,552

Total Exchange Traded Funds (Cost $38,427,743)		39,181,671

	7-Day Yield	Shares	Value
Short-Term Investments - 0.99%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.040%	393,172	$393,172

Total Short-Term Investments (Cost $393,172)			393,172

Total Investments - 100.01% (Total cost $38,820,915)			39,574,843

Liabilities in Excess of Other Assets - (0.01)%			(3,976)

Net Assets - 100.00%			$39,570,867

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Income and Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.14%
iShares - 34.19%
Core S&P 500® ETF	106,253	$21,065,720
Core S&P® Mid-Cap ETF	40,880	5,589,931
MSCI EAFE Small-Cap ETF	46,655	2,262,767
TIPS Bond ETF	90,383	10,129,223

Total iShares		39,047,641

Other - 64.95%
GreenHaven Continuous Commodity Index Fund(1)	116,445	2,882,014
PIMCO Enhanced Short Maturity ETF	45,800	4,641,830
SPDR® Barclays High Yield Bond ETF	121,495	4,881,669
Vanguard® FTSE Developed Markets ETF	213,925	8,503,519
Vanguard® FTSE Emerging Markets ETF	79,236	3,304,934
Vanguard® Mid-Cap Value ETF	16,655	1,414,009
Vanguard® Short-Term Bond ETF	287,399	23,012,038
Vanguard® Small-Cap ETF	20,285	2,244,129
Vanguard® Total Bond Market ETF	277,543	22,739,098
Vanguard® Value ETF	6,950	564,340

Total Other		74,187,580

Total Exchange Traded Funds (Cost $104,304,217)		113,235,221

	7-Day Yield	Shares	Value
Short-Term Investments - 0.82%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.040%	936,359	$936,359

Total Short-Term Investments (Cost $936,359)			936,359

Total Investments - 99.96% (Total cost $105,240,576)			114,171,580

Other Assets in Excess of Liabilities - 0.04%			42,102

Net Assets - 100.00%			$114,213,682

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Balanced ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.07%
iShares - 37.85%
Core S&P 500® ETF	245,441	$48,661,133
Core S&P® Mid-Cap ETF	135,535	18,533,056
MSCI EAFE Small-Cap ETF	135,765	6,584,602
TIPS Bond ETF	90,396	10,130,680

Total iShares		83,909,471

Other - 61.22%
GreenHaven Continuous Commodity Index Fund(1)	225,775	5,587,931
PIMCO Enhanced Short Maturity ETF	22,170	2,246,929
SPDR® Barclays High Yield Bond ETF	179,605	7,216,529
Vanguard® FTSE Developed Markets ETF	583,335	23,187,566
Vanguard® FTSE Emerging Markets ETF	278,174	11,602,638
Vanguard® Mid-Cap Value ETF	38,785	3,292,847
Vanguard® REIT ETF	99,408	7,142,465
Vanguard® Short-Term Bond ETF	288,685	23,115,008
Vanguard® Small-Cap ETF	107,853	11,931,777
Vanguard® Total Bond Market ETF	479,861	39,315,012
Vanguard® Value ETF	13,500	1,096,200

Total Other		135,734,902

Total Exchange Traded Funds (Cost $193,839,268)		219,644,373

	7-Day Yield	Shares	Value
Short-Term Investments - 1.49%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.040%	3,304,115	$3,304,115

Total Short-Term Investments (Cost $3,304,115)			3,304,115

Total Investments - 100.56% (Total cost $197,143,383)			222,948,488

Liabilities in Excess of Other Assets - (0.56)%			(1,244,811)

Net Assets - 100.00%			$221,703,677
(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.51%
iShares - 43.07%
Core S&P 500® ETF	274,477	$54,417,810
Core S&P® Mid-Cap ETF	186,355	25,482,183
MSCI EAFE Small-Cap ETF	169,455	8,218,567

Total iShares		88,118,560

Other - 57.44%
GreenHaven Continuous Commodity Index Fund(1)	296,002	7,326,049
Vanguard® FTSE Developed Markets ETF	748,980	29,771,955
Vanguard® FTSE Emerging Markets ETF	357,224	14,899,813
Vanguard® Mid-Cap Value ETF	36,320	3,083,568
Vanguard® REIT ETF	121,622	8,738,541
Vanguard® Short-Term Bond ETF	240,498	19,256,675
Vanguard® Small-Cap ETF	156,066	17,265,582
Vanguard® Total Bond Market ETF	197,356	16,169,377
Vanguard® Value ETF	12,500	1,015,000

Total Other		117,526,560

Total Exchange Traded Funds (Cost $172,631,559)		205,645,120

	7-Day Yield	Shares	Value
Short-Term Investments - 0.41%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.040%	824,556	$824,556

Total Short-Term Investments (Cost $824,556)			824,556

Total Investments - 100.92% (Total cost $173,456,115)			206,469,676

Liabilities in Excess of Other Assets - (0.92)%			(1,872,701)

Net Assets - 100.00%			$204,596,975

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio

Schedule of Investments

As of September 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 100.02%
iShares - 45.94%
Core S&P 500® ETF	102,766	$20,374,387
Core S&P® Mid-Cap ETF	76,695	10,487,274
MSCI EAFE Small-Cap ETF	77,335	3,750,748

Total iShares		34,612,409

Other - 54.08%
GreenHaven Continuous Commodity Index Fund(1)	137,405	3,400,774
Vanguard® FTSE Developed Markets ETF	313,395	12,457,451
Vanguard® FTSE Emerging Markets ETF	154,302	6,435,936
Vanguard® Mid-Cap Value ETF	17,765	1,508,249
Vanguard® REIT ETF	57,699	4,145,673
Vanguard® Short-Term Bond ETF	23,840	1,908,869
Vanguard® Small-Cap ETF	67,463	7,463,432
Vanguard® Total Bond Market ETF	37,326	3,058,119
Vanguard® Value ETF	4,600	373,520

Total Other		40,752,023

Total Exchange Traded Funds (Cost $64,041,402)		75,364,432

	7-Day Yield	Shares	Value
Short-Term Investments - 0.55%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.040%	411,933	$411,933

Total Short-Term Investments (Cost $411,933)			411,933

Total Investments - 100.57% (Total cost $64,453,335)			75,776,365

Liabilities in Excess of Other Assets - (0.57)%			(430,010)

Net Assets - 100.00%			$75,346,355

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio

Schedule of Investments

As of September 30, 2014 (Unaudited)

	Shares	Value
Canadian Infrastructure - 19.09%
AltaGas, Ltd.	37,420	$1,580,063
Emera, Inc.	57,530	1,799,434
Gibson Energy, Inc.	52,403	1,636,731
Inter Pipeline, Ltd.	52,192	1,693,986
Keyera Corp.	19,805	1,595,612
Pembina Pipeline Corp.	37,492	1,579,421
Veresen, Inc.	105,259	1,600,572

Total Canadian Infrastructure (Cost $10,552,764)		11,485,819

Canadian Master Limited Partnership Affiliates - 9.75%
Enbridge, Inc.	61,746	2,955,671
TransCanada Corp.	56,455	2,907,562

Total Canadian Master Limited Partnership Affiliates (Cost $5,496,680)		5,863,233

Master Limited Partnerships - 26.11%
Buckeye Partners LP	28,200	2,245,848
Energy Transfer Partners LP	39,260	2,512,247
Enterprise Products Partners LP	55,188	2,224,076
EQT Midstream Partners LP	23,349	2,092,304
Magellan Midstream Partners LP	27,327	2,300,387
MarkWest Energy Partners LP	27,907	2,143,816
Western Gas Partners LP	29,209	2,190,675

Total Master Limited Partnerships (Cost $14,306,767)		15,709,353

U.S. Infrastructure - 15.13%
Atmos Energy Corp.	26,136	1,246,687
CenterPoint Energy, Inc.	53,599	1,311,568
Dominion Resources, Inc.	18,811	1,299,652
DTE Energy Co.	17,012	1,294,273
NiSource, Inc.	33,195	1,360,331
OGE Energy Corp.	35,581	1,320,411
Questar Corp.	56,776	1,265,537

Total U.S. Infrastructure (Cost $8,820,113)		9,098,459

U.S. Master Limited Partnership Affiliates - 29.91%
EnLink Midstream LLC	64,458	2,664,049
Kinder Morgan, Inc.	68,230	2,615,938
ONEOK, Inc.	37,808	2,478,314

		Shares	Value
Plains GP Holdings LP, Class A		86,297	$2,645,003
Spectra Energy Corp.		63,618	2,497,643
Targa Resources Corp.		18,946	2,579,877
The Williams Cos., Inc.		45,360	2,510,676

Total U.S. Master Limited Partnership Affiliates (Cost $16,020,685)			17,991,500

	7-Day Yield	Shares	Value
Short-Term Investments - 1.45%
Morgan Stanley Institutional Liquidity Fund- Prime Portfolio	0.040%	873,397	$873,397

Total Short-Term Investments (Cost $873,397)			873,397

Total Investments - 101.44% (Total cost $56,070,406)			61,021,761

Liabilities in Excess of Other Assets - (1.44)%			(867,606)

Net Assets - 100.00%			$60,154,155

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Defensive Portfolio

Schedule of Investments

As of September 30, 2014 (Unaudited)

	Shares	Value
Exchange Traded Funds - 89.14%
iShares - 30.38%
Nasdaq® Biotechnology ETF	176	$48,159
Russell 1000® Value ETF	480	48,043
S&P 100® ETF	547	48,224

Total iShares		144,426

Other - 58.76%
First Trust NASDAQ-100® Equal Weighted Index Fund	1,814	72,596
First Trust U.S. IPO Index Fund	998	47,994
Guggenheim® S&P 500® Equal Weight ETF	635	48,127
Materials Select Sector SPDR® Fund	771	38,234
Powershares® QQQ Trust Series 1	490	48,407
SPDR® S&P 500® ETF Trust	122	24,036

Total Other		279,394

Total Exchange Traded Funds
(Cost $417,358)		423,820

	7-Day Yield	Shares	Value
Short-Term Investments - 12.61%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.040%	59,964	$59,964

Total Short-Term Investments
(Cost $59,964)			59,964

Total Investments - 101.75%
(Total cost $477,322)			483,784

Liabilities in Excess of Other Assets - (1.75)%			(8,331)

Net Assets - 100.00%			$475,453

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust	Notes to Quarterly Schedules of Investments September 30, 2014 (Unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

ALPS Variable Investment Trust (the “Trust”) (prior to April 30, 2013, known as the Financial Investors Variable Insurance Trust) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio and ALPS | Stadion Tactical Defensive Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio and ALPS | Stadion Tactical Defensive Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company for financial reporting purposes under GAAP.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

The following is a list of general factors management may consider when determining the “fair value” of a security for which market quotations are deemed unreliable or are not readily available. This is not intended to be an all-inclusive list and other relevant factors may be considered: (a) fundamental analytical data (including credit quality) relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) cost at date of purchase; (d) information as to any transactions or offers with respect to the security; and (e) price, yield (including yield spreads to similar instruments) and the extent of public or private trading in similar securities of the issuer or comparable companies, and other relevant matters.

In the case of “restricted securities”, management may consider the following when determining the “fair value” of a security: (a) the discount from market value of unrestricted securities of the same class at time of purchase; (b) the existence and anticipated timeframe of any undertaking to register the security; (c) the size of the holding in relation to the unrestricted outstanding shares and (d) other relevant matters.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

In the case of illiquid or thinly-traded securities, it is recommended that management contact at least two independent brokers from whom it will obtain a price for the security when determining a “fair value”. In the case of rights offerings, management will typically use the implied pricing method, which consists of taking the underlying close price less the subscription price divided by the subscription ratio. In the case of IPOs, management will typically use purchase price until a publicly available price can be obtained when determining “fair value”.

There can be no assurance, however, that a fair valuation used by a Portfolio on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. The value assigned to fair-valued securities for purposes of calculating a Portfolio’s net asset value may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their net asset values. A Portfolio may change the time at which orders are priced if the NYSE closes at a different time or an emergency exists. With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Valuation Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities and ETFs for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investment as of September 30, 2014:

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$39,181,671	$–	$–	$39,181,671
Short-Term Investments	393,172	–	–	393,172

Total	$39,574,843	$–	$–	$39,574,843

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$113,235,221	$–	$–	$113,235,221
Short-Term Investments	936,359	–	–	936,359

Total	$114,171,580	$–	$–	$114,171,580

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$219,644,373	$–	$–	$219,644,373
Short-Term Investments	3,304,115	–	–	3,304,115

Total	$222,948,488	$–	$–	$222,948,488

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$205,645,120	$–	$–	$205,645,120
Short-Term Investments	824,556	–	–	824,556

Total	$206,469,676	$–	$–	$206,469,676

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$75,364,432	$–	$–	$75,364,432
Short-Term Investments	411,933	–	–	411,933

Total	$75,776,365	$–	$–	$75,776,365

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Canadian Infrastructure	$11,485,819	$–	$–	$11,485,819
Canadian Master Limited Partnership Affiliates	5,863,233	–	–	5,863,233
Master Limited Partnerships	15,709,353	–	–	15,709,353
U.S. Infrastructure	9,098,459	–	–	9,098,459
U.S. Master Limited Partnership Affiliates	17,991,500	–	–	17,991,500
Short-Term Investments	873,397	–	–	873,397

Total	$61,021,761	$–	$–	$61,021,761

ALPS | Stadion Tactical Defensive Portfolio

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$423,820	$–	$–	$423,820
Short-Term Investments	59,964	–	–	59,964
Total	$483,784	$–	$–	$483,784

The Portfolios recognize transfers between levels as of the end of the period. For the period ended September 30, 2014, there were no transfers between Level 1 and Level 2 securities. For the period ended September 30, 2014, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the period ended September 30, 2014, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Stadion Tactical Defensive Portfolio’s commencement date was on April 30, 2014; therefore no tax returns have been filed.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Security Transactions: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of September 30, 2014, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/Depreciation
Ibbotson Conservative ETF Asset Allocation Portfolio	$38,827,400	$1,370,819	$(623,376)	$747,443
Ibbotson Income and Growth ETF Asset Allocation Portfolio	105,530,996	10,181,917	(1,541,333)	8,640,584
Ibbotson Balanced ETF Asset Allocation Portfolio	197,470,482	28,290,656	(2,812,650)	25,478,006
Ibbotson Growth ETF Asset Allocation Portfolio	173,679,015	35,294,486	(2,503,825)	32,790,661
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	64,540,105	12,249,222	(1,012,962)	11,236,260
ALPS | Alerian Energy Infrastructure Portfolio	55,645,992	6,005,294	(629,525)	5,375,769
ALPS | Stadion Tactical Defensive Portfolio	477,322	9,622	(3,160)	6,462

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 21, 2014

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (principal financial officer)

Date:	November 21, 2014